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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

PRIOR FILINGS FOR THE NOMURA GROUP WERE REPORTED UNDER THE NAME NOMURA SECURITIES COMPANY, WITH CIK NUMBER 0000110097. SUBSEQUENT FILINGS WILL
BE MADE UNDER THE NAME NOMURA HOLDINGS, INC., CIK NUMBER 0001163653.
NOMURA HOLDINGS, INC. (NHI) IS THE PARENT HOLDING COMPANY OF A NUMBER
OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. NHI ITSELF DOES NOT DIRECTLY EXERCISE INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS. IN
THAT NHI'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F IS REPORTED BY NHI
ON BEHALF OF CERTAIN OF NHI'S OPERATING SUBSIDIARIES WHICH ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F)OF THE ACT.

Nomura Holdings Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1-9-1, Nihonbashi, Chuo-ku, Tokyo 103-8011, Japan
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 001-15270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Brendan G. Daly             Head of Compliance and Surveillance 212-667-1246
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Brendan G. Daly
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        New York, NY  February 17, 2009
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $20,387
                                         (thousands)



List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).




   13F File No.: Name:
   ------------- ---------------------
6.  28-05739      Global Funds Management, S.A.
   ------------- ---------------------
2.  28-04985      Nomura International plc
   ------------- ---------------------
4.  28-04993      Nomura Securities (Bermuda)
   ------------- ---------------------
1.  28-04983      Nomura Securities International, Inc.
   ------------- ---------------------

1Page      1                                                                                                      07-08-13  14:21:11
                                     FORM 13F
                                         INFORMATION TABLE
                                           QUARTER ENDING
                                         12/31/2008
         NAME OF ISSUER           TITLE      CUSIP     VALUE       SHARES    SH  PUT  INVSTMT  OTHER   VOTING AUTHORITY
                                 OF CLASS              X1000      PRN AMT    PRN CALL DSCRETN MANAGERS
 ------------------------------ ---------- --------- ---------- ------------ --- ---- ------- -------- ----------------

0ACCURIDE CORP                             004398103        138 000000600000 SH       DEFINED 01         SOLE
 ALLIS CHALMERS ENERGY INC                 019645506        106 000000019400 SH       DEFINED 01         SOLE
 ALTUS PHARMACEUTICALS INC                 02216N105        459 000000866624 SH       DEFINED 02         SOLE
 ARMSTRONG WORLD INDS INC NEW              04247X102        856 000000039637 SH       DEFINED 01         SOLE
 COMCAST CORP NEW                          20030N200        168 000000010443 SH       DEFINED 01         SOLE
 ORE MARK HOLDING CO INC                   218681104      1,253 000000058235 SH       DEFINED 01         SOLE
 DANA HOLDING CORP                         235825205        606 000000846303 SH       DEFINED 01         SOLE
 DELTA AIR LINES INC DEL                   247361702        802 000000070014 SH       DEFINED 01         SOLE
 FTI CONSULTING INC                        302941109        397 000000008900 SH       DEFINED 01         SOLE
 FEDERAL MOGUL CORP                        313549404      1,668 000000394474 SH       DEFINED 01         SOLE
 GRACE W R & CO DEL NEW                    38388F108         78 000000013221 SH       DEFINED 01         SOLE
 HORNBECK OFFSHORE SVCS INC N              440543106        186 000000011388 SH       DEFINED 01         SOLE
 HUNTSMAN CORP                             447011107        182 000000052990 SH       DEFINED 01         SOLE
 IDENIX PHARMACEUTICALS INC                45166R204      1,786 000000301476 SH       DEFINED 02         SOLE
 INNOPHOS HOLDINGS INC                     45774N108        463 000000023409 SH       DEFINED 01         SOLE
 JPMORGAN & CHASE & CO                     46625H100        315 000000010000 SH       DEFINED 01         SOLE
 MEDCATH CORP                              58404W109        188 000000018047 SH       DEFINED 01         SOLE
 MIRANT CORP NEW                           60467R100        651 000000034531 SH       DEFINED 01         SOLE
 NRG ENERGY INC                            629377508        428 000000018350 SH       DEFINED 01         SOLE
 NYSE EURONEXT                             629491101      1,434 000000052400 SH       DEFINED 01         SOLE
 OWENS CORNING NEW                         690742101      1,091 000000063073 SH       DEFINED 01         SOLE
 SCOTTS MIRACLE GRO CO                     810186106        210 000000007090 SH       DEFINED 01         SOLE
 EMGROUP ENERGY PARTNERS L P               81662W108        110 000000043800 SH       DEFINED 01         SOLE
 SOLUTIA INC                               834376501      1,149 000000255491 SH       DEFINED 01         SOLE
 SOVEREIGN BANCORP INC                     845905108      1,112 000000373200 SH       DEFINED 02         SOLE
 ARGACEPT INC                              87611R306      3,607 000001190476 SH       DEFINED 02         SOLE
 TIME WARNER CABLE INC                     88732J108        281 000000013103 SH       DEFINED 01         SOLE
 TYSON FOODS INC                           902494103        164 000000018813 SH       DEFINED 02         SOLE
 VIRGIN MEDIA INC                          92769L101        152 000000030556 SH       DEFINED 01         SOLE
 WATERS CORP                               941848103         18 000000000500 SH       DEFINED 01         SOLE
 WINN DIXIE STORES INC                     974280307        316 000000019660 SH       DEFINED 01         SOLE